Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended		24 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 13, 2021
Related Party Transaction [Line Items]
Research and development, including related party expenses			$ 447	$ 108
Loan from related party			5,664	109	$ 5,664
Accounts payable, due to related party	$ 345		147	93	147
Debt			37,081		37,081
Loss of change in fair value of the instrument			128
Puretech [Member]
Related Party Transaction [Line Items]
Debt						$ 15,000
Puretech [Member] | Management Services Expenses [Member]
Related Party Transaction [Line Items]
Research and development, including related party expenses	100	$ 200			500
Accounts payable, due to related party	300		100	100	100
Notes payable			15,100		15,100
Loss of change in fair value of the instrument			100
Puretech [Member] | Royalty Expense [Member]
Related Party Transaction [Line Items]
Research and development, including related party expenses	$ 200	$ 100	200	$ 100
SSD2 [Member]
Related Party Transaction [Line Items]
Debt						$ 12,000
Loss of change in fair value of the instrument			100
SSD2 [Member] | Management Services Expenses [Member]
Related Party Transaction [Line Items]
Notes payable			$ 12,100		$ 12,100